NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current Assets	$ 7,979	$ 6,686
Non-Current Assets	92,805	66,283
Current Liabilities	11,705	8,377
Non-Current Liabilities	55,063	39,038
Revenues	17,931	14,427	$ 11,537
Net income (loss) attributable to partnership	432	407	1,093
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	312	264
Non-Current Assets	5,579	4,821
Current Liabilities	387	690
Non-Current Liabilities	3,744	2,864
Non-Controlling Interest in Operating Subsidiaries	344	298
Partnership capital	1,416	1,233
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	747	737
Non-Current Assets	3,576	3,362
Current Liabilities	549	486
Non-Current Liabilities	3,099	3,034
Non-Controlling Interest in Operating Subsidiaries	526	460
Partnership capital	149	119
Revenues	1,483	1,314	1,074
Attributable to non-controlling interest, net income (loss)	455	506	361
Attributable to non-controlling interest, other comprehensive income (loss)	44	(2)	(87)
Net income (loss) attributable to partnership	202	225	150
Attributable to unitholders, other comprehensive income (loss)	19	(1)	(31)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Current Assets	257	209
Non-Current Assets	1,288	989
Current Liabilities	187	155
Non-Current Liabilities	709	535
Non-Controlling Interest in Operating Subsidiaries	559	442
Partnership capital	90	66
Revenues	997	901
Attributable to non-controlling interest, net income (loss)	53	47
Attributable to non-controlling interest, other comprehensive income (loss)	104	(23)
Net income (loss) attributable to partnership	10	10
Attributable to unitholders, other comprehensive income (loss)	24	(4)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Current Assets	19
Non-Current Assets	532
Current Liabilities	11
Non-Current Liabilities	323
Non-Controlling Interest in Operating Subsidiaries	150
Partnership capital	67
Revenues	38	224
Attributable to non-controlling interest, net income (loss)	16	67
Attributable to non-controlling interest, other comprehensive income (loss)	7	29
Net income (loss) attributable to partnership	7	21
Attributable to unitholders, other comprehensive income (loss)	3	22
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	926
Non-Current Assets	8,730
Current Liabilities	797
Non-Current Liabilities	5,021
Non-Controlling Interest in Operating Subsidiaries	2,832
Partnership capital	1,006
Revenues			1,444
Attributable to non-controlling interest, net income (loss)			75
Attributable to non-controlling interest, other comprehensive income (loss)			43
Net income (loss) attributable to partnership			32
Attributable to unitholders, other comprehensive income (loss)			18
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Current Assets		405
Non-Current Assets		5,096
Current Liabilities		483
Non-Current Liabilities		3,222
Non-Controlling Interest in Operating Subsidiaries		1,322
Partnership capital		474
Revenues		1,695
Attributable to non-controlling interest, net income (loss)		89
Attributable to non-controlling interest, other comprehensive income (loss)		23
Net income (loss) attributable to partnership		36
Attributable to unitholders, other comprehensive income (loss)		9
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	192	146
Non-Current Assets	1,562	1,718
Current Liabilities	937	308
Non-Current Liabilities	133	949
Non-Controlling Interest in Operating Subsidiaries	652	590
Partnership capital	32	17
Revenues	407	337
Attributable to non-controlling interest, net income (loss)	83	51
Attributable to non-controlling interest, other comprehensive income (loss)	(4)	(56)
Net income (loss) attributable to partnership	22	14
Attributable to unitholders, other comprehensive income (loss)	(1)	(15)
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	681
Non-Current Assets	3,581
Current Liabilities	491
Non-Current Liabilities	1,360
Non-Controlling Interest in Operating Subsidiaries	1,825
Partnership capital	586
Revenues	1,539	190	91
Attributable to non-controlling interest, net income (loss)	(2)	(19)	(6)
Attributable to non-controlling interest, other comprehensive income (loss)	69	(18)	(8)
Net income (loss) attributable to partnership	0	(3)	(1)
Attributable to unitholders, other comprehensive income (loss)	22	(3)	(1)
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Current Assets		69
Non-Current Assets		301
Current Liabilities		37
Non-Current Liabilities		76
Non-Controlling Interest in Operating Subsidiaries		223
Partnership capital		34
North American rail operation
Disclosure of subsidiaries [line items]
Current Assets	686	675
Non-Current Assets	10,054	9,630
Current Liabilities	791	544
Non-Current Liabilities	4,866	4,856
Non-Controlling Interest in Operating Subsidiaries	4,583	4,422
Partnership capital	500	483
Revenues	2,257	2,253	2,157
Attributable to non-controlling interest, net income (loss)	166	196	208
Attributable to non-controlling interest, other comprehensive income (loss)	190	202	131
Net income (loss) attributable to partnership	20	23	24
Attributable to unitholders, other comprehensive income (loss)	14	21	13
U.K. ports operation
Disclosure of subsidiaries [line items]
Current Assets	121	106
Non-Current Assets	1,239	1,112
Current Liabilities	70	67
Non-Current Liabilities	928	833
Non-Controlling Interest in Operating Subsidiaries	147	129
Partnership capital	215	189
Revenues	272	272
Attributable to non-controlling interest, net income (loss)	9	6
Attributable to non-controlling interest, other comprehensive income (loss)	12	(15)
Net income (loss) attributable to partnership	14	8
Attributable to unitholders, other comprehensive income (loss)	12	(21)
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	102	237
Non-Current Assets	425	531
Current Liabilities	105	112
Non-Current Liabilities	115	284
Non-Controlling Interest in Operating Subsidiaries	218	265
Partnership capital	89	107
Revenues	460
Attributable to non-controlling interest, net income (loss)	20
Attributable to non-controlling interest, other comprehensive income (loss)	(2)
Net income (loss) attributable to partnership	7
Attributable to unitholders, other comprehensive income (loss)	(1)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Current Assets	130	127
Non-Current Assets	1,295	1,202
Current Liabilities	13	10
Non-Current Liabilities	652	616
Non-Controlling Interest in Operating Subsidiaries	631	584
Partnership capital	129	119
Revenues	145	111	96
Attributable to non-controlling interest, net income (loss)	31	15	6
Attributable to non-controlling interest, other comprehensive income (loss)	17	28	(57)
Net income (loss) attributable to partnership	6	3	1
Attributable to unitholders, other comprehensive income (loss)	3	6	(11)
Indian toll roads(3)
Disclosure of subsidiaries [line items]
Current Assets		717
Non-Current Assets		0
Current Liabilities		478
Non-Current Liabilities		0
Non-Controlling Interest in Operating Subsidiaries		164
Partnership capital		75
Revenues		143	117
Attributable to non-controlling interest, net income (loss)		1	(25)
Attributable to non-controlling interest, other comprehensive income (loss)		(22)	(6)
Net income (loss) attributable to partnership		4	(9)
Attributable to unitholders, other comprehensive income (loss)		(11)	(3)
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Current Assets	672	577
Non-Current Assets	14,346	14,306
Current Liabilities	1,763	2,370
Non-Current Liabilities	7,463	7,342
Non-Controlling Interest in Operating Subsidiaries	2,528	2,496
Partnership capital	3,264	2,675
Revenues	3,338	3,150	906
Attributable to non-controlling interest, net income (loss)	15	115	59
Attributable to non-controlling interest, other comprehensive income (loss)	56	(163)	38
Net income (loss) attributable to partnership	19	160	65
Attributable to unitholders, other comprehensive income (loss)	72	(239)	30
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	283	539
Non-Current Assets	1,744	1,515
Current Liabilities	149	564
Non-Current Liabilities	769	452
Non-Controlling Interest in Operating Subsidiaries	677	633
Partnership capital	432	405
Revenues	321	246	371
Attributable to non-controlling interest, net income (loss)	5	64	95
Attributable to non-controlling interest, other comprehensive income (loss)	160	43	36
Net income (loss) attributable to partnership	2	45	65
Attributable to unitholders, other comprehensive income (loss)	103	38	22
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Current Assets	108	177
Non-Current Assets	3,750	3,633
Current Liabilities	121	97
Non-Current Liabilities	1,890	1,802
Non-Controlling Interest in Operating Subsidiaries	1,320	1,365
Partnership capital	527	546
Revenues	547	561	551
Attributable to non-controlling interest, net income (loss)	14	32	62
Attributable to non-controlling interest, other comprehensive income (loss)	(27)	(37)	52
Net income (loss) attributable to partnership	5	13	25
Attributable to unitholders, other comprehensive income (loss)	(11)	(15)	21
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Current Assets	64	70
Non-Current Assets	1,459	1,528
Current Liabilities	197	151
Non-Current Liabilities	690	783
Non-Controlling Interest in Operating Subsidiaries	456	476
Partnership capital	180	188
Revenues	207	221	249
Attributable to non-controlling interest, net income (loss)	(87)	(75)	(33)
Attributable to non-controlling interest, other comprehensive income (loss)	(6)	28	13
Net income (loss) attributable to partnership	(35)	(30)	(13)
Attributable to unitholders, other comprehensive income (loss)	(2)	11	5
Australian data center operation
Disclosure of subsidiaries [line items]
Current Assets	19	15
Non-Current Assets	589	512
Current Liabilities	18	14
Non-Current Liabilities	170	160
Non-Controlling Interest in Operating Subsidiaries	299	252
Partnership capital	121	101
Revenues	31	22	23
Attributable to non-controlling interest, net income (loss)	(3)	3	3
Attributable to non-controlling interest, other comprehensive income (loss)	1	(9)	(8)
Net income (loss) attributable to partnership	(1)	2	1
Attributable to unitholders, other comprehensive income (loss)	0	(4)	$ (3)
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Current Assets	807	294
Non-Current Assets	8,026	7,557
Current Liabilities	775	547
Non-Current Liabilities	7,299	5,988
Non-Controlling Interest in Operating Subsidiaries	452	914
Partnership capital	307	402
Revenues	1,471
Attributable to non-controlling interest, net income (loss)	19
Attributable to non-controlling interest, other comprehensive income (loss)	(16)
Net income (loss) attributable to partnership	6
Attributable to unitholders, other comprehensive income (loss)	(3)
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	939	1,126
Non-Current Assets	66	88
Current Liabilities	2,661	761
Non-Current Liabilities	4,680	3,483
Non-Controlling Interest in Operating Subsidiaries	(366)	22
Partnership capital	(5,970)	(3,052)
Revenues	4	6
Attributable to non-controlling interest, net income (loss)	(171)	(106)
Attributable to non-controlling interest, other comprehensive income (loss)	0	0
Net income (loss) attributable to partnership	(583)	(244)
Attributable to unitholders, other comprehensive income (loss)	(85)	$ 300
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Current Assets	435
Non-Current Assets	11,950
Current Liabilities	984
Non-Current Liabilities	6,639
Non-Controlling Interest in Operating Subsidiaries	3,597
Partnership capital	1,165
Revenues	385
Attributable to non-controlling interest, net income (loss)	56
Attributable to non-controlling interest, other comprehensive income (loss)	(33)
Net income (loss) attributable to partnership	22
Attributable to unitholders, other comprehensive income (loss)	(13)
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Current Assets	272
Non-Current Assets	4,370
Current Liabilities	316
Non-Current Liabilities	1,959
Non-Controlling Interest in Operating Subsidiaries	1,920
Partnership capital	447
Revenues	170
Attributable to non-controlling interest, net income (loss)	56
Attributable to non-controlling interest, other comprehensive income (loss)	(106)
Net income (loss) attributable to partnership	13
Attributable to unitholders, other comprehensive income (loss)	$ (24)